                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21232
                                     ---------
                      FORTRESS PINNACLE INVESTMENT FUND LLC

                      -------------------------------------
               (Exact name of registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                 10020
--------------------------------------------------------------------------------
 (Address of principal executive offices)                           (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------
Date of fiscal year end:  December 31
                          -----------
Date of reporting period:  December 31, 2003
                           -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                 PAGE
                                                                                 ----

REPORT OF INDEPENDENT AUDITORS..................................................... 1

FINANCIAL STATEMENTS:

  Statement of Assets and Liabilities at December 31, 2003......................... 2
  Schedule of Investments at December 31, 2003..................................... 3
  Statement of Operations and Financial Highlights for the Year Ended
   December 31, 2003............................................................... 4
  Statement of Cash Flows for the Year Ended December 31, 2003..................... 5
  Statements of Changes in Net Assets for the Year Ended December 31, 2003
  and the Period From November 1, 2002 (Commencement of Operations)
  Through December 31, 2002........................................................ 6
  Notes to Financial Statements.................................................... 7

                         REPORT OF INDEPENDENT AUDITORS

To the Members and Directors of
Fortress Pinnacle Investment Fund LLC

We have audited the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund LLC (the "Company"), including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the years then ended and for the period from November 1, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investment ownership as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Pinnacle Investment Fund LLC at December 31, 2003, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from November 1, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ Ernst and Young LLP


February 27, 2004
New York, New York

]FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                                                       December 31, 2003
                                                                                       -----------------
ASSETS

    Investments in affiliates, at value (cost $25,503)                                   $     33,070
    Cash and cash equivalents                                                                      15
    Other receivables                                                                              19
                                                                                         ------------
                                                                                               33,104

                                                                                         ------------
LIABILITIES

    Accounts payable                                                                               31
    Preferred equity (mandatorily redeemable)                                                      51
                                                                                         ------------
                                                                                                   82

NET ASSETS                                                                               $     33,022
                                                                                         ============
NET ASSETS CONSISTS OF:

Members' interest                                                                        $     25,500
Accumulated net investment loss                                                                  (45)
Accumulated net unrealized gain on affiliate investment                                         7,567
                                                                                         ------------
                                                                                         $     33,022
                                                                                         ============

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS
 (dollar amounts in thousands)


Investments                                     Description of Securities            Shares               Cost         Fair Value
-----------                                     -------------------------            ------               ----         ----------
Investments in real estate controlled
     affiliates (a):

Fortress Pinnacle Acquisition LLC, ("FPA")(b)   21.96% membership interest                 --           $  25,500       $  30,067
                                                12.42% of the issued common
Pinnacle Towers Acquisition Inc. ("PTA")        shares                              2,522,751                   3               3
                                                                                                        ---------       ---------
                                                                                                        $  25,503       $  33,070
                                                                                                        =========       =========

(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 78.04% and 47.58% of FPA and PTA, respectively. FPA and PTA are therefore affiliates of the Company. These securities are restricted as to public resale.

(b) FPA owns 11,470,823 of the outstanding common shares of Global Signal Inc. (formerly Pinnacle Holdings, Inc.), comprising 56% of its issued and outstanding equity, as its sole asset at the end of the period.



Summary of Transactions with Affiliated Companies


                                                                                     Dividend, Interest,
                                                             Cost Incurred             Realized Gains           Fair Value of
                                                              Year Ended                 Year Ended                 Total
Affiliate                             Purchase Date        December 31, 2003          December 31, 2003          Investment
---------                             -------------        -----------------          -----------------          ----------
Fortress Pinnacle Acquisition LLC     November 1, 2002       $       --               $             --           $  33,067
Pinnacle Towers Acquisition Inc.      October 29, 2003               --                             --                   3
                                                             ----------               ----------------           ---------
                                                             $       --               $             --           $  33,070
                                                             ==========               ================           =========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)


                                                          For the Year Ended
                                                          December 31, 2003
                                                          -----------------
Income

 Interest                                                  $       --
Expenses
 Professional fees                                                  31
 Directors fees                                                      4
 Preferred dividends                                                 5
                                                           -----------
                                                                    40

Net investment loss                                                (40)
Net unrealized gain on affiliate investment                      7,567
                                                           -----------
Net increase in net assets resulting from operations       $     7,527
                                                           ===========

FINANCIAL HIGHLIGHTS

                                                          For the Year Ended      Period from November 1, 2002
                                                          December 31, 2003       through December 31, 2002
                                                          -----------------       -------------------------
Disclosure of certain ratios:
  Ratio of total expenses to average net assets                 0.1%                          0.5%*
  Ratio of net investment loss to average net assets           (0.1%)                        (0.1%)*
  Portfolio turnover rate                                       0.0%                          0.0%*
  Total Return                                                 25.8%                         (0.1)%

*annualized

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)



                                                                                    For the Year Ended
                                                                                    December 31, 2003
                                                                                    -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                $        7,527
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
 Net unrealized gain on affiliate investment                                                (7,567)
 Investment in affiliate                                                                        (3)
 Change in:
  Other receivables                                                                             32
  Accounts payable                                                                              17
                                                                                    --------------
Net cash provided by operating activities                                                        6
                                                                                    --------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                                        6

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                                   9
                                                                                    --------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                            $           15
                                                                                    ==============

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)


                                                                                          Period from November 1, 2002
                                                                   For the Year Ended     (Commencement of Operations)
                                                                   December 31, 2003      Through December 31, 2002
                                                                   ------------------     ----------------------------
Increase (decrease) in net assets resulting from operations
  Net investment loss                                              $           (35)              $     (5)
  Net unrealized gain on affiliate investment                                7,567                     --
                                                                   ---------------               --------
Net increase (decrease) in net assets resulting from operations              7,532                     (5)
Capital contributions                                                           --                 25,500
Issuance of preferred equity                                                    --                     --
Preferred dividends paid                                                        (5)                    --
                                                                   ---------------               --------
Net increase in net assets                                                   7,527                 25,495
Net assets, beginning of period                                             25,495                     --
                                                                   ---------------               --------
Net assets, end of period                                          $        33,022               $ 25,495
                                                                   ===============               ========












See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

      Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Pinnacle Acquisitions LLC ("FPA"). FPA owns 56% of the issued and outstanding common stock of Pinnacle Holdings Inc., a cell tower company. The Company has also invested in Pinnacle Towers Acquisition Inc. ("PTA").

      The members of the Company include Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhaeuser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FPA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 78.04% of FPA. As the Company and FPA share the same advisor, they are affiliates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FPA.

      Certain prior year amounts have been reclassified.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company encounters market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

      VALUATION OF ASSETS AND LIABILITIES - The Company's investments in affiliates are accounted for under the Act. The valuation of investments is initially based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

      Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by the Company for its investment, obtaining a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. No distributions have been made through December 31, 2003.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3. ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG.

      Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance then to the Members other than FIG or holders of the preferred equity interest.

4. PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $50,500 to 104 qualified investors. Such securities receive a 10% return, payable out of the Company's Net Profits. Preferred dividends in the amount of $5,200 were paid during the year ended December 31, 2003

FORTRESS PINNACLE INVESTMENT FUND
Trustees' and Officers' Information (Unaudited)

Name (age)                                                                                                         No. of Portfolios
Position (held since)                                                                                              for which
Address (see Footnote 3)        Principal Occupation During Past 5 yrs            Other Directorships              Trustee Serves
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEE (1)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT H. GIDEL (52)            --  MANAGING PARTNER OF LIBERTY                   --  AMERICAN INDUSTRIAL
                                    PARTNERS, LP (1997 - PRESENT)                     PROPERTIES                          3
TRUSTEE (OCTOBER 2002)                                                            --  DEVELOPERS DIVERSIFIED
                                --  CHIEF EXECUTIVE OFFICER OF                        REALTY
                                    MERIDIAN POINT REALTY TRUST                   --  US RESTAURANT PROPERTIES
                                    VIII CO. (APRIL 1997 - JUNE 1998)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE (1)
------------------------------------------------------------------------------------------------------------------------------------
WESLEY R. EDENS (42)            --  CHIEF EXECUTIVE OFFICER OF FORTRESS           --  ALTERRA HEALTHCARE CORP.            4
                                    INVESTMENT GROUP LLC (MAY 1998 TO PRESENT)    --  BROOKDALE LIVING
CHAIRMAN OF THE BOARD                                                                 COMMUNITIES INC.
OF TRUSTEES (OCTOBER 2002)      --  MANAGING DIRECTOR OF UBS SECURITIES           --  EUROCASTLE INVESTMENT
                                    LLC (MAY 1997 - MAY 1998)                         LIMITED
                                                                                  --  GLOBAL SIGNAL INC.
                                                                                  --  GREEN TREE INC.
                                                                                  --  INTALFONDIARIO S.P.A.
                                                                                  --  MAPELEY LTD.
                                                                                  --  NEWCASTLE INVESTMENT CORP.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (2)
------------------------------------------------------------------------------------------------------------------------------------
WESLEY R. EDENS (42)            --  CHIEF EXECUTIVE OFFICER OF FORTRESS           --  OFFICER OF 3 OTHER
                                    INVESTMENT GROUP LLC (MAY 1998 TO PRESENT)        INVESTMENT COMPANIES
CHIEF EXECUTIVE OFFICER                                                               ADVISED BY THE ADVISOR              --
(OCTOBER 2002)
------------------------------------------------------------------------------------------------------------------------------------
RANDAL A. NARDONE (48)          --  VICE PRESIDENT, CHIEF OPERATING OFFICER       --  OFFICER OF 3 OTHER
                                    AND SECRETARY OF FORTRESS INVESTMENT              INVESTMENT COMPANIES
VICE PRESIDENT, CHIEF               GROUP LLC (MAY 1998 TO PRESENT)                   ADVISED BY THE ADVISOR              --
OPERATING OFFICER AND
SECRETARY (OCTOBER 2002)



Name (age)                                                                                                        No. of Portfolios
Position (held since)                                                                                             for which
Address (see Footnote 3)        Principal Occupation During Past 5 yrs            Other Directorships             Trustee Serves
------------------------------------------------------------------------------------------------------------------------------------

JEFFREY R. ROSENTHAL (53)       --  CHIEF FINANCIAL OFFICER AND TREASURER         -- OFFICER OF 3 OTHER
                                    OF FIG ADVISORS LLC (JULY 2002 TO                INVESTMENT COMPANIES
CHIEF FINANCIAL OFFICER AND         PRESENT)                                         ADVISED BY  THE ADVISOR
TREASURER (OCTOBER 2002)
                                --  EXECUTIVE VICE PRESIDENT AND CHIEF
                                    OPERATING OFFICER OF STARWOOD
                                    CAPITAL GROUP (APRIL 1997 TO JUNE 2002)                                               --
------------------------------------------------------------------------------------------------------------------------------------
ROBERT I. KAUFFMAN (40)         --  PRESIDENT OF FORTRESS INVESTMENT GROUP LLC    --  OFFICER OF 3 OTHER
                                    (MAY 1998 TO PRESENT)                             INVESTMENT COMPANIES
PRESIDENT (OCTOBER 2002)                                                              ADVISED BY THE ADVISOR              --
------------------------------------------------------------------------------------------------------------------------------------
LILLY H. DONOHUE (32)           --  VICE PRESIDENT AND ASSISTANT SECRETARY OF     --  OFFICER OF 3 OTHER
                                    FORTRESS INVESTMENT GROUP LLC                     INVESTMENT COMPANIES
VICE PRESIDENT AND ASSISTANT        (MAY 1998 TO PRESENT)                             ADVISED BY THE ADVISOR              --
SECRETARY (OCTOBER 2002)

      (1) Each Trustee serves an indefinite term until his or her resignation, death or removal.
      (2) Officers are elected to annual terms by the Trustees; the date of the last election was February 24, 2004.
      (3) The address for each Trustee and Officer is c/o Fortress, 1251 Avenue of the Americas, 16th Floor, New York, NY 10020.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) Not applicable.

(c) During the period covered by the report, there have not been any amendments to the provisions of the Code of Ethics.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is filed as Exhibit A to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers has determined that Mr. Dennis Porterfield is an audit committee financial expert and is "independent" pursuant to the general instructions on Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Managers in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $7,000 for fiscal year 2002 and $7,500 for fiscal year 2003.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. Not Applicable.

(d) All Other Fees. Not Applicable

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) Not applicable

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that directly impacted the company for fiscal year 2002 and for fiscal year 2003.

(h) The Registrant's audit committee of the board of managers has not considered whether the provision of non-audit services to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:


                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC and Fortress Pinnacle Investment Fund LLC have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                          PAGE

Definitions...........................................      3

Objective.............................................      4

Resolutions of Conflicts of Interest..................      4

Proxy Voting Coordinator..............................      5

Assembling Voting Information.........................      6

Portfolio Managers....................................      6

Accumulating Voting Results...........................      6

Communicating Votes...................................      7

Record of Voting Delegation...........................      7

Annual review of Policy Function......................      7

Disclosure and Comments on Voting.....................      8

Joining Insurgent or Voting Committees................      8

Social Issues.........................................      8

Recordkeeping ........................................      8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

Resolutions of Conflicts of Interest

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies. In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

CERTAIN ADVISORY OR OTHER AGREEMENTS BETWEEN FORTRESS AND SPECIFIC CLIENTS SET FORTH PROCEDURES WHICH MUST BE FOLLOWED FOR IDENTIFIED RELATED PARTY OR CONFLICT OF INTEREST TRANSACTIONS. IN THESE CIRCUMSTANCES, VOTES WHICH PRESENT CONFLICTS OF INTEREST TO WHICH SUCH PROCEDURES APPLY WILL BE RESOLVED BY RECOURSE TO THE PROCEDURES MANDATED BY SUCH AGREEMENTS; IN MANY OF THESE CASES, SUCH PROCEDURES MANDATE REFERRING THE MATTER TO THE CLIENT'S ADVISORY BOARD, BOARD OF DIRECTORS OR BOARD OF TRUSTEES, AS THE CASE MAY BE, AND FORTRESS INTENDS TO USE ITS REASONABLE BEST EFFORTS TO ENSURE THAT RECOURSE TO SUCH BODIES IS EFFECTED IN A TIMELY MANNER WHERE FAILURE TO DO SO MIGHT REASONABLY BE

EXPECTED TO HAVE AN ADVERSE EFFECT ON THE VALUE OF THE INVESTMENT REPRESENTED BY THE APPLICABLE SECURITY.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

Proxy Voting Coordinator

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

      (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

      (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio mangers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

      (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

      (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

      (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

      (vi) Participating in the annual review of the policy function as set forth in this policy.

THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY FORTRESS. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY FORTRESS.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service provides and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

      (i)   The name of the issuer of the portfolio security;

      (ii)  The exchange ticker symbol of the portfolio security;

      (iii) The CUSIP number for the portfolio security;

      (iv) The shareholder meeting date; (v) A brief identification of the matter voted on; (vi) Whether a vote was cast on the matter;

      (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

      (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

Communicating Votes

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

Record of Voting Delegation

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

Annual Review of Policy Function

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

      (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

      (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

      (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

      (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

Disclosure and Comments on Voting

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

Joining Insurgent or Voting Committees

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

Social Issues

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

Recordkeeping

The Compliance Officer shall maintain the following records:

      (i)   Copies of this policy as from time to time revised or supplemented;

      (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

      (iii) Voting Results for each Client;

      (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

      (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

      (vi)  Communications to Client respecting Conflicts of Interest; and

      (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, November 12, 2003

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications of Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications of Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC

By: /s/ Jeffrey Rosenthal
   ---------------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date:  March 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
   ---------------------------------
Name:   Wesley R. Edens
Title:  Chief Executive Officer
Date:   March 11, 2004

By: /s/ Jeffrey Rosenthal
   ---------------------------------
Name:   Jeffrey Rosenthal
Title:  Chief Financial Officer
Date:   March 11, 2004